Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	May 3, 2007

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Select Portfolios (the trust):

Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio,
Biotechnology Portfolio, Brokerage and Investment Management Portfolio,
Chemicals Portfolio, Communications Equipment Portfolio, Computers
Portfolio, Construction and Housing Portfolio, Consumer Discretionary
Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio,
Electronics Portfolio, Energy Portfolio, Energy Service Portfolio,
Environmental Portfolio, Financial Services Portfolio, Gold Portfolio, Health
Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio,
Industrials Portfolio, Insurance Portfolio, IT Services Portfolio, Leisure
Portfolio, Materials Portfolio, Medical Delivery Portfolio, Medical Equipment
and Systems Portfolio, Money Market Portfolio, Multimedia Portfolio, Natural
Gas Portfolio, Natural Resources Portfolio, Networking and Infrastructure
Portfolio, Paper and Forest Products Portfolio, Pharmaceuticals Portfolio,
Retailing Portfolio, Software and Computer Services Portfolio, Technology
Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities
Growth Portfolio, Wireless Portfolio (the funds)

File Nos. (002-69972) and (811-03114)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary